Income Taxes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current income tax expense
Total current income tax expense	$ 8,457	$ 8,037	$ 1,711
Deferred income tax expense/ (benefit)
Total deferred income tax expense/(benefit)	(968)	(3,622)	(2,637)
Total income tax expense/ (benefit) before extraordinary gain	7,489	4,415	(926)
Internal Revenue Service (IRS) [Member]
Current income tax expense
U.S. federal	4,001	4,698	395
Deferred income tax expense/ (benefit)
U.S. federal	(753)	(2,867)	(3,015)
Foreign Country [Member]
Current income tax expense
Non-U.S.	2,712	2,368	1,009
Deferred income tax expense/ (benefit)
Non-U.S.	169	(454)	1
State and Local Jurisdiction [Member]
Current income tax expense
U.S. state and local	1,744	971	307
Deferred income tax expense/ (benefit)
U.S. state and local	$ (384)	$ (301)	$ 377